Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of offsetting of financial liabilities [abstract]
Summary of other financial assets	Other financial assets

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	148	23	171	39	49	88
Derivatives related to net debt	148	3	151	24	–	24
Equity shares and quoted funds	317	1	318	255	24	279
Other investments, including loans(a)	286	547	833	263	346	609
Loans to equity accounted units(b)	800	–	800	509	–	509
Total other financial assets	1,699	574	2,273	1,090	419	1,509
(a)Current “Other investments, including loans” include US$363 million of term deposits with a maturity greater than 3 months. In 2024, this balance included US$212 million of highly liquid financial assets held in a separately managed portfolio of fixed income instruments, classified as held for trading. Both of these investments are included within our net debt definition.
(b)This relates to loans of US$842 million due from WCS Rail and Port Holding Entities, net of expected credit loss.

Summary of other financial liabilities	Other financial liabilities

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	324	183	507	252	84	336
Derivatives related to net debt	231	–	231	339	28	367
Other financial liabilities	–	66	66	–	–	–
Total other financial liabilities	555	249	804	591	112	703